Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Shareholder Report [Line Items]
Fund Name	FolioBeyond Alternative Income and Interest Rate Hedge ETF
Class Name	FolioBeyond Alternative Income and Interest Rate Hedge ETF
Trading Symbol	RISR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FolioBeyond Alternative Income and Interest Rate Hedge ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etfs.foliobeyond.com/risr/. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund at FolioBeyond Alternative Income and Interest Rate Hedge ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 497-4963
Additional Information Website	www.etfs.foliobeyond.com/risr/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs as a percentage of a $10,000 investment*
FolioBeyond Alternative Income and Interest Rate Hedge ETF	$50	0.99%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[1]
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Net Assets	$ 194,904,000
Holdings Count | Holdings	105
Advisory Fees Paid, Amount	$ 898,008
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$194,904
Number of Holdings	105
Total Advisory Fee Paid	$898,008
Portfolio Turnover Rate	0%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Issuers	(% of total net assets)
Government National Mortgage Association	43.2%
Federal Home Loan Mortgage Corp.	17.3%
Federal National Mortgage Association REMICs	13.1%
Federal Home Loan Mortgage Corp. REMICs	9.1%
Federal National Mortgage Association	8.6%
Federal Home Loan Mortgage Corp. Strips	1.1%

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

FolioBeyond Enhanced Fixed Income Premium ETF
Shareholder Report [Line Items]
Fund Name	FolioBeyond Enhanced Fixed Income Premium ETF
Class Name	FolioBeyond Enhanced Fixed Income Premium ETF
Trading Symbol	FIXP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FolioBeyond Enhanced Fixed Income Premium ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.etfs.foliobeyond.com/fixp/. You can also request this information by contacting us at (866) 497-4963 or by writing the Fund at FolioBeyond Enhanced Fixed Income Premium ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 497-4963
Additional Information Website	www.etfs.foliobeyond.com/fixp/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FolioBeyond Enhanced Fixed Income Premium ETF	$35	0.68%
*	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[2]
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Net Assets	$ 9,951,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 35,080
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$9,951
Number of Holdings	6
Total Advisory Fee Paid	$35,080
Portfolio Turnover Rate	51%

Holdings [Text Block]	Sector Breakdown - Total Investments (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Issuers	(% of total net assets)
SPDR Bloomberg Short Term High Yield Bond ETF	29.5%
VanEck High Yield Muni ETF	29.5%
FolioBeyond Alternative Income and Interest Rate Hedge ETF - Class H	29.1%
iShares Mortgage Real Estate ETF	9.7%
iShares 20+ Year Treasury Bond ETF	0.1%

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Cost paid as a percentage of a $10,000 investment is an annualized figure.